PREPAID LAND LEASES - Annual Amortization Of Prepaid Land Leases (Details) $ in Thousands	Jun. 30, 2023 USD ($)
PREPAID LAND LEASES
2024	$ 331
2025	331
2026	331
2027	331
2028	$ 331